Tax Status	12 Months Ended
Dec. 31, 2025
EBP PMI DPSP
EBP, Tax Status [Line Items]
Tax Status	Tax Status:
By letter dated May 13, 2015, the Internal Revenue Service ("IRS") has made a favorable determination of the Plan under the Code. The Plan has since been amended, and the Administrator and counsel believe that the Plan has been and is currently being operated in compliance with the applicable requirements of the Code. Therefore the Plan and accompanying trust are exempt from federal income taxes under the provisions of Section 501(a) of the Code and no provision for income taxes has been included in the Plan's financial statements.

The Plan's management has reviewed the Plan's tax exempt status and analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition or disclosure in the financial statements during the year ended December 31, 2025 and 2024, respectively.
The Plan is subject to routine audits by the taxing jurisdictions, however, there are currently no audits for any tax periods in progress.